Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Remuneration	$ 10,509	$ 9,038	$ 9,128
Social security contributions	860	819	793
Retirement benefits (see Note 23)	1,795	1,696	1,851
Share-based compensation (see Note 27)	807	539	359
Total	$ 13,971	$ 12,092	$ 12,131